Employee benefits (Details 17) - Industrias Quimica Falcon de Mexico [Member] ₨ in Millions	Mar. 31, 2022 INR (₨)
During the year ended March 31, 2023 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 38
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	3
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	4
March 31, 2025
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	8
March 31, 2026
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	14
March 31, 2027
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	23
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 639